Share-Based Payments (Details) - USD ($)					12 Months Ended
	Dec. 19, 2025	Dec. 17, 2025	Dec. 20, 2024	Mar. 24, 2017	Jun. 30, 2026	Jun. 30, 2025	Dec. 18, 2024	Jun. 30, 2024	Dec. 19, 2023
Share-Based Payments [Line Items]
Percentage of common stock issued and outstanding				20.00%	20.00%
Stock options (in Shares)							60,000		35,000
Share-based payment expense					$ 106,866	$ 119,307
Unrecognized compensation cost					$ 68,307
Weighted-average vesting period					1 year 3 months 18 days
Stock options, granted					138,150	28,700
Options, exercise price					$ 7.86	$ 32.53		$ 56.69
Stock Option [Member]
Share-Based Payments [Line Items]
Stock options (in Shares)					235,667	41,278
Stock Option [Member] | Board of Directors [Member]
Share-Based Payments [Line Items]
Options, issued	7,000	7,000
Options, exercise price	$ 1.29	$ 2.1
Options, term	5 years	5 years
Stock Option [Member] | Employees and External Directors [Member]
Share-Based Payments [Line Items]
Weighted-average vesting period			3 years
Stock options, granted			28,700
Options, exercise price			$ 4.14
Options, term			5 years
Stock Option [Member] | Employees and Consultants [Member]
Share-Based Payments [Line Items]
Weighted-average vesting period	3 years
Options, issued	124,150
Options, exercise price	$ 1.29
Options, term	5 years
General and Administrative Expenses [Member]
Share-Based Payments [Line Items]
Share-based payment expense					$ 70,382	$ 71,280
Research and Development Expenses [Member]
Share-Based Payments [Line Items]
Share-based payment expense					35,060	46,637
Cost of Goods Sold [Member]
Share-Based Payments [Line Items]
Share-based payment expense					$ 1,424	$ 1,391